Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Comprehensive Income [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 266	$ 174,036	$ (26,828)	$ (87,407)	$ 60,067
Beginning balance, Shares at Dec. 31, 2018	65,493,842
Other comprehensive loss			1,113		1,113
Net loss				(30,333)	(30,333)
Share-based compensation		340			340
Ending balance, value at Dec. 31, 2019	$ 266	174,376	(25,715)	(117,740)	31,187
Ending balance, Shares at Dec. 31, 2019	65,493,842
Issuance of common stock, net	$ 213	32,719			32,932
Issuance of common stock, net, shares	65,898,400
Issuance of warrants		3,352			3,352
Warrants exercised		98			$ 98
Warrants exercised, shares	75,693,000
Options exercised, shares
Other comprehensive loss			1,566		$ 1,566
Net loss				(30,495)	(30,495)
Share-based compensation		331			331
Ending balance, value at Dec. 31, 2020	$ 479	210,876	(24,149)	(148,235)	38,971
Ending balance, Shares at Dec. 31, 2020	131,467,935
Common stock issued in recapitalization transaction	$ 106	(106)
Common stock issued in recapitalization transaction, shares	31,048,192,000
Issuance of common stock, net	$ 61	24,739			24,800
Issuance of common stock, net, shares	17,685,012,000
Warrants exercised		44			44
Warrants exercised, shares	31,859,000
Options exercised
Options exercised, shares	67,969,000				67,969
Other comprehensive loss			(172)		$ (172)
Net loss				(31,938)	(31,938)
Share-based compensation		711			711
Ending balance, value at Dec. 31, 2021	$ 646	$ 236,264	$ (24,321)	$ (180,173)	$ 32,416
Ending balance, Shares at Dec. 31, 2021	180,300,967